Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses
Prepaid insurance	$ 697	$ 628	$ 775
Other	562	775	1,508
Total prepaid expenses and other current assets	$ 1,259	$ 1,403	$ 2,283